STOCK-BASED COMPENSATIONS - Share based awards displayed (Details) EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2022 EquityInstruments ₽ / shares	Dec. 31, 2021 EquityInstruments ₽ / shares
Equity-settled share based awards
Share based compensation
Outstanding at the beginning of the period | EquityInstruments	20,666	3,194
Granted during the period | EquityInstruments	10,767	18,733
Forfeited during the period | EquityInstruments	(2,747)	(447)
Exercised during the period | EquityInstruments	(4,594)	(814)
Outstanding at the end of the period | EquityInstruments	24,092	20,666
Exercisable at the end of the period | EquityInstruments	11,063	6,246
Weighted average fair value per share beginning of the period	₽ 327	₽ 424
Granted during the period	240	249
Forfeited during the period	400	407
Exercised during the period	240	406
Weighted average fair value per share end of the period	339	327
Exercisable at the end of the period	312	361
Weighted-average exercise price	₽ 297	₽ 375
Cash-settled share based awards
Share based compensation
Outstanding at the beginning of the period | EquityInstruments	3,485	725
Granted during the period | EquityInstruments	5,189	3,788
Forfeited during the period | EquityInstruments	(585)	(298)
Exercised during the period | EquityInstruments	(1,593)	(729)
Outstanding at the end of the period | EquityInstruments	6,496	3,485
Exercisable at the end of the period | EquityInstruments	2,468	1,598
Weighted average fair value per share beginning of the period	₽ 373	₽ 707
Granted during the period	328	423
Forfeited during the period	515	678
Exercised during the period	591	707
Weighted average fair value per share end of the period	333	373
Exercisable at the end of the period	₽ 319	₽ 638